Credit Risk - Disclosure of Difference Between Maximum and Net Exposure to Credit Risk - IFRS 9 (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Collateral cash	£ (8,454)	£ (8,088)
Netting	(589)	(524)
Exposures	294,877	306,284
Credit risk
Disclosure of credit risk exposure [line items]
Collateral cash	(100)	(100)
Collateral non-cash	(207,600)	(216,000)
Netting	(100)	0
Exposures	91,500	94,000
Financial assets at fair value through profit loss | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	1,700	2,500
Collateral cash	(800)	0
Collateral non-cash	0	(1,700)
Netting	(500)	(500)
Exposures	400	300
Derivative financial instruments | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	1,400	2,400
Collateral cash	(800)	0
Collateral non-cash	0	(1,700)
Netting	(500)	(500)
Exposures	100	200
Other financial assets at FVTPL | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	300	100
Collateral cash	0	0
Collateral non-cash	0	0
Netting	0	0
Exposures	£ 300	£ 100